Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (2,104)	£ (1,921)	£ (995)
Exchange adjustments	65	(18)	87
Additions through business combinations			(42)
Service cost	(216)	(291)	(266)
Past service cost	(5)	(43)	(31)
Interest cost	(27)	(36)	(26)
Settlements and curtailments	10	18	9
Remeasurements:
Return on plan assets, excluding amounts included in interest	424	1,056	984
Gain from change in demographic assumptions	716	(1,340)	(2,022)
(Loss)/gain from change in financial assumptions	(62)	69	78
Experience gains/(losses)	(215)	110	(13)
Employer contributions	312	313	343
Expenses	(27)	(21)	(27)
Ending of net defined benefit liability	£ (1,129)	£ (2,104)	£ (1,921)